UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21735
Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Opportunities Fund	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 103.3%

Security	Shares	Value
Aerospace & Defense — 1.7%
General Dynamics Corp.	54,575	$2,269,774
Honeywell International, Inc.	95,340	2,656,172
L-3 Communications Holdings, Inc.	24,528	1,662,998
Northrop Grumman Corp.	80,479	3,512,104
Rockwell Collins, Inc.	72,594	2,369,468

		$12,470,516

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	65,295	$2,978,105
FedEx Corp.	32,282	1,436,226

		$4,414,331

Airlines — 0.1%
Southwest Airlines Co.	113,554	$718,797

		$718,797

Auto Components — 0.3%
Johnson Controls, Inc.	163,752	$1,965,024

		$1,965,024

Beverages — 1.8%
Brown-Forman Corp., Class B	28,729	$1,115,547
Coca-Cola Co. (The)	121,649	5,346,474
Coca-Cola Enterprises, Inc.	38,080	502,275
PepsiCo, Inc.	119,619	6,157,986

		$13,122,282

Biotechnology — 6.8%
Amgen, Inc.(1)	219,705	$10,879,792
Biogen Idec, Inc.(1)	136,877	7,175,092
Celgene Corp.(1)	169,326	7,518,074
Enzon Pharmaceuticals, Inc.(1)	85,000	515,950
Genzyme Corp.(1)	117,718	6,991,272
Gilead Sciences, Inc.(1)	321,693	14,900,820
Martek Biosciences Corp.	79,025	1,442,206
Onyx Pharmaceuticals, Inc.(1)	21,840	623,532
Regeneron Pharmaceuticals, Inc.(1)	41,489	575,038

		$50,621,776

Capital Markets — 1.6%
Charles Schwab Corp. (The)	82,868	$1,284,454
Franklin Resources, Inc.	58,551	3,154,142

Security	Shares	Value
Goldman Sachs Group, Inc.	27,901	$2,958,064
Invesco, Ltd.	78,614	1,089,590
Morgan Stanley	101,081	2,301,614
T. Rowe Price Group, Inc.	29,398	848,426
UBS AG(1)	25,054	236,259

		$11,872,549

Chemicals — 0.7%
Air Products and Chemicals, Inc.	42,810	$2,408,062
E.I. Du Pont de Nemours & Co.	63,024	1,407,326
PPG Industries, Inc.	41,446	1,529,357

		$5,344,745

Commercial Banks — 1.6%
Banco Santander Central Hispano SA ADR	79,716	$550,040
Bank of Nova Scotia	54,431	1,334,648
Royal Bank of Canada	59,701	1,726,553
SunTrust Banks, Inc.	164,308	1,928,976
Toronto-Dominion Bank	40,182	1,389,494
Wells Fargo & Co.	329,450	4,691,368

		$11,621,079

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	38,789	$866,546
Waste Management, Inc.	135,553	3,470,157

		$4,336,703

Communications Equipment — 7.3%
Brocade Communications Systems, Inc.(1)	127,883	$441,196
Cisco Systems, Inc.(1)	992,779	16,648,904
QUALCOMM, Inc.	751,081	29,224,562
Research In Motion, Ltd.(1)	158,139	6,811,047
Riverbed Technology, Inc.(1)	92,560	1,210,685

		$54,336,394

Computers & Peripherals — 8.7%
Apple, Inc.(1)	419,076	$44,053,269
Dell, Inc.(1)	358,234	3,396,058
Hewlett-Packard Co.	189,873	6,087,328
International Business Machines Corp.	93,833	9,091,479
Seagate Technology	297,064	1,785,355

		$64,413,489

Construction & Engineering — 0.2%
Fluor Corp.	24,176	$835,281
Granite Construction, Inc.	17,475	654,963

		$1,490,244

Consumer Finance — 0.1%
Discover Financial Services	128,551	$811,157

		$811,157

Security	Shares	Value
Containers & Packaging — 0.1%
Bemis Co., Inc.	19,722	$413,570

		$413,570

Distributors — 0.3%
Genuine Parts Co.	21,482	$641,453
LKQ Corp.(1)	86,526	1,234,726

		$1,876,179

Diversified Financial Services — 1.9%
Bank of America Corp.	471,131	$3,213,113
CME Group, Inc.	7,734	1,905,580
JPMorgan Chase & Co.	256,968	6,830,209
Moody’s Corp.	87,169	1,997,913

		$13,946,815

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	347,470	$8,756,244
Frontier Communications Corp.	276,683	1,986,584
Verizon Communications, Inc.	229,758	6,938,692

		$17,681,520

Electric Utilities — 1.3%
Duke Energy Corp.	245,631	$3,517,436
Edison International	140,798	4,056,390
FirstEnergy Corp.	57,503	2,219,616

		$9,793,442

Electrical Equipment — 1.0%
Cooper Industries, Ltd., Class A	30,288	$783,248
Emerson Electric Co.	101,031	2,887,466
Energy Conversion Devices, Inc.(1)	13,931	184,864
First Solar, Inc.(1)	23,886	3,169,672
SunPower Corp., Class A(1)	6,690	159,088
Suntech Power Holdings Co., Ltd. ADR(1)	20,413	238,628

		$7,422,966

Security	Shares	Value
Energy Equipment & Services — 1.1%
CARBO Ceramics, Inc.	10,337	$293,984
Complete Production Services, Inc.(1)	23,701	72,999
Diamond Offshore Drilling, Inc.	28,035	1,762,280
Halliburton Co.	114,493	1,771,207
NATCO Group, Inc., Class A(1)	11,236	212,697
Schlumberger, Ltd.	70,233	2,852,864
Transocean, Ltd.(1)	18,211	1,071,535
Willbros Group, Inc.(1)	6,486	62,914

		$8,100,480

Food & Staples Retailing — 2.9%
CVS Caremark Corp.	225,599	$6,201,716
Kroger Co. (The)	83,917	1,780,719
Safeway, Inc.	130,957	2,644,022
Wal-Mart Stores, Inc.	203,194	10,586,407

		$21,212,864

Food Products — 0.8%
ConAgra Foods, Inc.	139,244	$2,349,046
H.J. Heinz Co.	36,271	1,199,119
Hershey Co. (The)	57,578	2,000,835
McCormick & Co., Inc.	15,743	465,520
Nestle SA ADR	5,588	187,477

		$6,201,997

Gas Utilities — 0.1%
Nicor, Inc.	11,705	$388,957

		$388,957

Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	53,182	$2,723,982
Boston Scientific Corp.(1)	124,235	987,668
Covidien, Ltd.	53,869	1,790,606
Edwards Lifesciences Corp.(1)	15,235	923,698
Hospira, Inc.(1)	14,414	444,816
Immucor, Inc.(1)	30,113	757,342
Intuitive Surgical, Inc.(1)	17,941	1,710,854
Masimo Corp.(1)	49,099	1,422,889
Medtronic, Inc.	115,235	3,395,975
Stryker Corp.	45,873	1,561,517

		$15,719,347

Health Care Providers & Services — 1.8%
CIGNA Corp.	82,064	$1,443,506
DaVita, Inc.(1)	26,803	1,177,992

Security	Shares	Value
Fresenius Medical Care AG & Co. KGaA ADR	27,051	$1,046,874
Humana, Inc.(1)	15,358	400,537
LifePoint Hospitals, Inc.(1)	48,989	1,021,911
Lincare Holdings, Inc.(1)	14,586	317,975
McKesson Corp.	83,370	2,921,285
Quest Diagnostics, Inc.	36,124	1,715,168
UnitedHealth Group, Inc.	120,786	2,528,051
VCA Antech, Inc.(1)	36,686	827,269

		$13,400,568

Hotels, Restaurants & Leisure — 1.8%
International Game Technology	73,672	$679,256
Marriott International, Inc., Class A	120,190	1,966,308
McDonald’s Corp.	61,362	3,348,524
Starbucks Corp.(1)	287,724	3,196,614
Starwood Hotels & Resorts Worldwide, Inc.	63,284	803,707
Wendys/Arbys Group, Inc., Class A	47,829	240,580
Yum! Brands, Inc.	104,604	2,874,518

		$13,109,507

Household Durables — 0.4%
Centex Corp.	36,267	$272,002
Ryland Group, Inc.	21,607	359,973
Stanley Works (The)	56,752	1,652,618
Whirlpool Corp.	18,458	546,172

		$2,830,765

Household Products — 1.7%
Clorox Co. (The)	41,339	$2,128,132
Colgate-Palmolive Co.	45,762	2,699,043
Procter & Gamble Co.	170,873	8,046,410

		$12,873,585

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc.(1)	33,517	$589,899

		$589,899

Industrial Conglomerates — 1.1%
3M Co.	85,118	$4,232,067
General Electric Co.	355,964	3,598,796

		$7,830,863

Insurance — 2.2%
ACE, Ltd.	54,682	$2,209,153
Allianz SE ADR	19,155	160,136
AON Corp.	45,122	1,841,880
Arthur J. Gallagher & Co.	64,233	1,091,961

Security	Shares	Value
AXA SA ADR	26,846	$321,615
Lincoln National Corp.	13,899	92,984
Marsh & McLennan Cos., Inc.	133,415	2,701,654
RenaissanceRe Holdings, Ltd.	8,724	431,315
Travelers Companies, Inc. (The)	136,814	5,560,121
Unum Group	81,297	1,016,212
Willis Group Holdings, Ltd.	43,031	946,682
XL Capital Ltd., Class A	14,630	79,880

		$16,453,593

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	110,879	$8,142,954

		$8,142,954

Internet Software & Services — 4.7%
Akamai Technologies, Inc.(1)	100,677	$1,953,134
eBay, Inc.(1)	282,517	3,548,414
Google, Inc., Class A(1)	61,043	21,246,627
MercadoLibre, Inc.(1)	12,727	236,086
Omniture, Inc.(1)	35,094	462,890
VeriSign, Inc.(1)	137,896	2,602,098
Yahoo!, Inc.(1)	328,036	4,202,141

		$34,251,390

IT Services — 1.7%
Accenture, Ltd., Class A	39,745	$1,092,590
Cognizant Technology Solutions Corp.(1)	191,143	3,973,863
Fidelity National Information Services, Inc.	75,465	1,373,463
Infosys Technologies, Ltd. ADR	96,642	2,573,576
MasterCard, Inc., Class A	9,897	1,657,550
Paychex, Inc.	56,725	1,456,131
Visa, Inc., Class A	13,354	742,482

		$12,869,655

Leisure Equipment & Products — 0.2%
Mattel, Inc.	146,985	$1,694,737

		$1,694,737

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	23,065	$294,540
Waters Corp.(1)	13,273	490,437

		$784,977

Machinery — 1.4%
AGCO Corp.(1)	13,659	$267,716
Caterpillar, Inc.	103,703	2,899,536
Deere & Co.	29,180	959,147

Security	Shares	Value
Dover Corp.	40,339	$1,064,143
Eaton Corp.	58,699	2,163,645
Ingersoll-Rand Co., Ltd., Class A	174,725	2,411,205
Titan International, Inc.	49,164	247,295

		$10,012,687

Media — 3.0%
CBS Corp., Class B	222,271	$853,521
Comcast Corp., Class A	929,188	12,674,124
Idearc, Inc.(1)	43	2
McGraw-Hill Cos., Inc. (The)	57,011	1,303,842
Omnicom Group, Inc.	83,179	1,946,389
Walt Disney Co. (The)	293,747	5,334,446

		$22,112,324

Metals & Mining — 0.6%
Barrick Gold Corp.	2,604	$84,422
Freeport-McMoRan Copper & Gold, Inc., Class B	52,265	1,991,819
Nucor Corp.	42,724	1,630,775
United States Steel Corp.	41,614	879,304

		$4,586,320

Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	22,295	$993,242
Family Dollar Stores, Inc.	44,383	1,481,061
JC Penney Co., Inc.	80,938	1,624,426
Macy’s, Inc.	171,516	1,526,492
Nordstrom, Inc.	34,533	578,428
Target Corp.	78,922	2,714,128

		$8,917,777

Multi-Utilities — 1.3%
Ameren Corp.	18,378	$426,186
CMS Energy Corp.	368,303	4,360,708
Public Service Enterprise Group, Inc.	169,500	4,995,165

		$9,782,059

Oil, Gas & Consumable Fuels — 7.1%
Chevron Corp.	134,630	$9,052,521
ConocoPhillips	154,679	6,057,230
Exxon Mobil Corp.	338,575	23,056,957
Foundation Coal Holdings, Inc.	46,714	670,346
Goodrich Petroleum Corp.(1)	33,720	652,819
Hess Corp.	35,861	1,943,666
Occidental Petroleum Corp.	57,252	3,186,074
Patriot Coal Corp.(1)	36,732	136,276

Security	Shares	Value
Peabody Energy Corp.	49,652	$1,243,286
Petrohawk Energy Corp.(1)	67,033	1,289,045
Suncor Energy, Inc.	34,677	770,176
Total SA ADR	8,947	438,940
Western Refining, Inc.	51,995	620,820
Williams Cos., Inc.	150,563	1,713,407
XTO Energy, Inc.	52,543	1,608,867

		$52,440,430

Paper & Forest Products — 0.1%
MeadWestvaco Corp.	73,058	$875,965

		$875,965

Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	91,409	$2,253,232

		$2,253,232

Pharmaceuticals — 6.0%
Abbott Laboratories	130,784	$6,238,397
Bristol-Myers Squibb Co.	256,337	5,618,907
Eli Lilly & Co.	98,557	3,292,789
GlaxoSmithKline PLC ADR	21,022	653,154
Johnson & Johnson	157,723	8,296,230
Merck & Co., Inc.	185,036	4,949,713
Pfizer, Inc.	500,336	6,814,576
Schering-Plough Corp.	151,260	3,562,173
Wyeth	116,405	5,010,071

		$44,436,010

Professional Services — 0.3%
Equifax, Inc.	34,940	$854,283
Robert Half International, Inc.	96,991	1,729,350

		$2,583,633

Real Estate Investment Trusts (REITs) — 0.1%
Plum Creek Timber Co., Inc.	14,401	$418,637
Simon Property Group, Inc.	19,754	684,279

		$1,102,916

Road & Rail — 1.1%
CSX Corp.	32,047	$828,415
JB Hunt Transport Services, Inc.	185,451	4,471,224
Norfolk Southern Corp.	25,252	852,255
Ryder System, Inc.	12,392	350,818
Union Pacific Corp.	33,301	1,369,004

		$7,871,716

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.8%
Applied Materials, Inc.	530,748	$5,705,541
ASML Holding NV	107,033	1,874,148
Atheros Communications, Inc.(1)	76,210	1,117,239
Cavium Networks, Inc.(1)	87,158	1,005,803
Cypress Semiconductor Corp.(1)	54,062	366,000
Intel Corp.	950,627	14,306,936
KLA-Tencor Corp.	68,439	1,368,780
MEMC Electronic Materials, Inc.(1)	77,571	1,279,146
Microchip Technology, Inc.	179,789	3,809,729
National Semiconductor Corp.	99,425	1,021,095
NVIDIA Corp.(1)	250,139	2,466,371
ON Semiconductor Corp.(1)	149,333	582,399
Tessera Technologies, Inc.(1)	50,120	670,104

		$35,573,291

Software — 9.2%
Adobe Systems, Inc.(1)	207,938	$4,447,794
Ariba, Inc.(1)	100,621	878,421
Compuware Corp.(1)	87,217	574,760
Concur Technologies, Inc.(1)	35,306	677,522
Electronic Arts, Inc.(1)	171,512	3,119,803
McAfee, Inc.(1)	49,083	1,644,280
Microsoft Corp.	1,555,719	28,578,558
Oracle Corp.(1)	1,092,845	19,747,709
Red Hat, Inc.(1)	64,102	1,143,580
Symantec Corp.(1)	393,765	5,882,849
TiVo, Inc.(1)	113,770	800,941
Wind River Systems, Inc.(1)	55,894	357,722

		$67,853,939

Specialty Retail — 1.6%
Advance Auto Parts, Inc.	42,479	$1,745,037
Lowe’s Companies, Inc.	136,794	2,496,490
Lumber Liquidators, Inc.(1)	20,810	265,327
Staples, Inc.	249,970	4,526,957
Tiffany & Co.	42,758	921,862
TJX Companies., Inc. (The)	66,769	1,711,957

		$11,667,630

Textiles, Apparel & Luxury Goods — 0.7%
Jones Apparel Group, Inc.	67,513	$284,905
Nike, Inc., Class B	98,315	4,609,990

		$4,894,895

Tobacco — 1.0%
Altria Group, Inc.	146,823	$2,352,104
Philip Morris International, Inc.	140,208	4,988,601

		$7,340,705

Security	Shares	Value
Trading Companies & Distributors — 0.3%
Fastenal Co.	65,540	$2,107,439

		$2,107,439

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., Class B	58,958	$1,346,011
Vodafone Group PLC ADR	19,642	342,164

		$1,688,175

Total Common Stocks (identified cost $864,930,758)		$763,230,859

Total Investments — 103.3% (identified cost $864,930,758)		$763,230,859

Covered Call Options Written — (3.5)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
NASDAQ 100 Index	1,953	$1,225	4/18/09	$(9,179,100)
NASDAQ 100 Index	361	1,235	4/18/09	(1,407,900)
S&P 500 Index	1,513	785	4/18/09	(5,144,200)
S&P 500 Index	2,904	790	4/18/09	(8,566,800)
S&P 500 Index	947	815	4/18/09	(1,704,600)

Total Covered Call Options Written (premiums received $21,422,193)				$(26,002,600)

Other Assets, Less Liabilities — 0.2%				$1,837,300

Net Assets — 100.0%				$739,065,559

ADR	-	American Depository Receipt

(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$864,945,386

Gross unrealized appreciation	$48,760,469
Gross unrealized depreciation	(150,474,996)

Net unrealized depreciation	$(101,714,527)

Written call options activity for the fiscal year to date ended March 31, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	7,504	$32,477,146
Options written	23,930	77,738,011
Options terminated in closing purchase transactions	(23,756)	(88,792,964)

Outstanding, end of period	7,678	$21,422,193

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2009, the aggregate fair value of derivative instruments in a liability position and whose primary underlying risk exposure is equity price risk was $26,002,600.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$763,230,859	$(26,002,600)
Level 2	Other Significant Observable Inputs	—	—
Level 3	Significant Unobservable Inputs	—	—

Total		$763,230,859	$(26,002,600)

*	Other financial instruments include written call options.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options are valued based on broker quotations, when available and deemed reliable.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 20, 2009